Schedule of Provision for Long-term Cash Incentive Plan (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Long-term cash incentive plan
Opening balance	$ 8.3
Charge to statement of operations	5.3	$ 8.7	$ 0.0
Closing balance	12.6	8.3
Key Senior Managers [Member]
Long-term cash incentive plan
Opening balance	8.3
Charge to statement of operations	5.3	8.7
Translation adjustment	(1.0)	(0.4)
Closing balance	$ 12.6	$ 8.3